Annual Fund Operating Expenses - IM Shares - JPMorgan U.S. Government Money Market Fund - IM	Jul. 01, 2021
Operating Expenses:
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.06%
Service Fees	none
Remainder of Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.14%